Average Annual Total Returns - FidelityTacticalBondFund-RetailPRO - FidelityTacticalBondFund-RetailPRO - Fidelity Tactical Bond Fund	Oct. 30, 2024
Fidelity Tactical Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.04%
Since Inception	(1.54%)	[1]
Fidelity Tactical Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.13%
Since Inception	(3.26%)	[1]
Fidelity Tactical Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.13%
Since Inception	(1.91%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.32%)

[1]	A From February 10, 2022 .